Income Taxes (Tables)	6 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of loss before provision for income taxes
	For the six months ended December 31, 2020	For the six months ended December 31, 2019
	(Unaudited)	(Unaudited)
Cayman	$(3,642,271)	$(2,174,409)
United States	(386,621)	(48,088)
Hong Kong	(944,722)	-
	$(4,973,614)	$(2,222,497)

Schedule of deferred tax assets
	December 31, 2020	June 30, 2020
	(Unaudited)
Deferred tax assets
Net operating loss carryforward in the U.S.	$237,391	$134,378
Net operating loss carryforward in Hong Kong	155,879	137
Valuation allowance	(393,270)	(134,515)
Total net deferred tax assets	$-	$-